PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                        FOR THE PERIOD FROM MARCH 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2001

                       PW EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                        FOR THE PERIOD FROM MARCH 1, 2001
                          (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 2001

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital ........................ 1

Statement of Operations ...................................................... 2

Statement of Changes in Members' Capital - Net Assets ........................ 3

Notes to Financial Statements ................................................ 4

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $288,500,000)                $ 298,485,843
Cash and cash equivalents                                            43,238,520
Interest receivable                                                     121,197
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        341,845,560
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   PW Admin fee                                                         280,559
   Administration fee                                                    76,018
   Professional fees                                                     21,000
   Miscellaneous                                                          3,423
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                       381,000
-------------------------------------------------------------------------------

NET ASSETS                                                        $ 341,464,560
-------------------------------------------------------------------------------

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                             $ 332,265,761
Accumulated net investment loss                                        (787,044)
Accumulated net unrealized appreciation on investments                9,985,843
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL - NET ASSETS                               $ 341,464,560
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $   459,591
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 459,591
--------------------------------------------------------------------------------

OPERATING EXPENSES

PW Admin fee                                                            853,837
Organization costs                                                      261,590
Administration fee                                                       89,242
Professional fees                                                        21,000
Miscellaneous                                                            20,966
--------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                              1,246,635
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (787,044)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation from investments                9,985,843
--------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                  9,985,843
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $ 9,198,799
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

          FOR THE PERIOD FROM MARCH 1, 2001 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                                   JUNE 30, 2001

--------------------------------------------------------------------------------

FROM OPERATIONS

Net investment loss                                               $    (787,044)
Change in net unrealized appreciation from investments                9,985,843
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                        9,198,799
--------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Members' subscriptions                                331,265,761

Proceeds from Manager subscriptions                                   1,000,000

--------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM CAPITAL TRANSACTIONS                                    332,265,761
--------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                       -
--------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                 $ 341,464,560
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     PW Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests along with other investors. The Fund commenced operations on March 1, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds.

     The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2001 was $1,028,169.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors in June 2002 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     a.   PORTFOLIO VALUATION

     Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     a.   PORTFOLIO VALUATION (CONTINUED)

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

     Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds' as a return of capital.

     b.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     c.   FUND EXPENSES

     The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     d.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     e.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     f.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

     The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund will pay the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1% of the Fund's net assets. The PW Admin Fee will be paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding assets attributable to the Administrator's, Adviser's and Special Advisory accounts. A portion of the PW Admin Fee will be paid by PWFA to its affiliates.

     UBS  PaineWebber  Inc.  ("UBS  PWI"),  a  wholly-owned  subsidiary  of  UBS
     Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. The Adviser will serve as the Special Advisory Member of the Fund. In such capacity, the Adviser will be entitled to receive, generally at the end of each fiscal year, an incentive allocation (the "Incentive Allocation"), of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended June 30, 2001 were $7,000.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will provide for the reimbursement of out of pocket expenses of PFPC Inc.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases of Investment Funds for the period ended June 30, 2001, amounted to $288,500,000.

     At June 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2001, accumulated net unrealized appreciation on investments was $9,985,843, consisting of $10,549,571 gross unrealized appreciation and $563,728 gross unrealized depreciation.

5.   INVESTMENTS

     As of June 30, 2001, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2001.

                  INVESTMENT OBJECTIVE           COST          FAIR VALUE
                  --------------------           ----          ----------
                   Long/Short Equity        $288,500,000      $298,485,843

     The following table lists the Fund's investments in Investment Funds as of June 30, 2001. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one year from initial investment.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

5.   INVESTMENTS (CONTINUED)

                                                                                                                 % of
                                                                             Total                              Fund's
     Investment Fund:                                     Cost              Revenues          Fair Value        Capital   Liquidity

     CastleRock Partners, L.P.                       $ 31,000,000         $ 1,475,651        $ 32,475,651          9.51   Annually
     Diamond Partners LLC                              13,500,000             575,862          14,075,862          4.12   Annually
                                                                                                                          Semi-
     Eminence Partners, L.P.                           34,000,000             449,940          34,449,940         10.09   Annually
     Galleon Healthcare Partners, L.P.                 18,000,000             444,174          18,444,174          5.40   Quarterly
     Kingdon Associates, LP                            35,000,000             755,788          35,755,788         10.47   Quarterly
     Maverick Fund USA, Ltd                            38,000,000           2,231,961          40,231,961         11.78   Quarterly
     The MRG Nucleus Fund, L.P.                        20,000,000             709,683          20,709,683          6.06   Quarterly
     Pequot Telecommunications Fund LP                 30,000,000           (508,882)          29,491,118          8.64   Quarterly
     Sirios Capital Partners II LP                     37,000,000           1,030,855          38,030,855         11.14   Annually
     Sunova Partners, L.P.                             22,000,000           2,875,657          24,875,657          7.28   Quarterly
     Troubh Partners, L.P.                             10,000,000            (54,846)           9,945,154          2.91   Quarterly
                                                     ------------         -----------        ------------        ------
     Total                                           $288,500,000         $ 9,985,843        $298,485,843         87.40

     Other Assets, less Liabilities                                                            42,978,717         12.60
                                                                                             ------------       -------
     Members' Capital - Net Assets                                                           $341,464,560       100.00%

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                              PW EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2001
--------------------------------------------------------------------------------

7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                PERIOD FROM
                                                               MARCH 1, 2001
                                                               (COMMENCEMENT
                                                             OF OPERATIONS) TO
                                                               JUNE 30, 2001
                                                                (UNAUDITED)
                                                                -----------
     Ratio of net investment loss to average net assets           -0.91%*
     Ratio of operating expenses to average net assets             1.44%*
     Total return                                                  2.35%**

     *   Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Manager and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

8.   SUBSEQUENT EVENTS

     Effective July 1, 2001, the Fund received new and additional capital contributions from Members in the amount of $39,943,010.